Drilling units (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017	Jul. 02, 2018
Cost
Impairment	$ 0	$ (414)	$ 0	$ (696)
Fresh Start Adjustments
Accumulated depreciation
Fresh Start adjustments, net		(5,734)
Drilling units
Cost
Opening balance	17,038	17,335	6,890
Additions	93	117	158
Impairment		(414)
Closing balance	6,890	17,038	7,048	17,335
Accumulated depreciation
Opening balance	(4,507)	(4,119)	(231)
Depreciation	(231)	(388)	(416)
Closing balance	(231)	(4,507)	(647)	(4,119)
Net book value	$ 6,659	12,531	$ 6,401	$ 13,216	$ 6,797
Drilling units | Fresh Start Adjustments
Cost
Fresh Start adjustments		(10,241)
Accumulated depreciation
Fresh Start adjustments		4,507
Fresh Start adjustments, net		$ (5,734)